As filed with the Securities and Exchange Commission on August 18, 2011

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Post-Effective Amendment No. 18	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 20	|X|
(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:

x	immediately upon filing pursuant to paragraph (b).
o	on [date] pursuant to paragraph (b).
o	60 days after filing pursuant to paragraph (a)(1).
o	on [date] pursuant to paragraph (a)(1).
o	75 days after filing pursuant to paragraph (a)(2).
o	on [date] pursuant to paragraph (a)(2).

If appropriate, check the following box:

o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

EXPLANATORY NOTE

This post-effective amendment relates only to the following series of IndexIQ ETF Trust:

IQ Mexico Small Cap ETF
IQ Asian Tigers ETF
IQ Asian Tigers Consumer ETF
IQ Asian Tigers Small Cap ETF
IQ Asia Pacific ex-Japan Small Cap ETF
IQ Australia Mid Cap ETF
IQ Canada Mid Cap ETF
IQ Japan Mid Cap ETF
IQ Emerging Markets Mid Cap ETF
IQ Global Precious Metals Small Cap ETF
IQ U.S. Real Estate Small Cap ETF

No information relating to any other series or class of series of IndexIQ ETF Trust is amended or superseded hereby.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 18th day of August, 2011.

INDEXIQ ETF TRUST

By:	/s/	Adam S. Patti

Adam S. Patti
President

     Pursuant to the requirements of the Securities Act, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name		Title	Date

*/s/ Reena Aggarwal		Trustee	August 18, 2011
Reena Aggarwal

*/s/ Gene Chao		Trustee	August 18, 2011
Gene Chao

Chairman, Trustee, President
/s/ Adam S. Patti		and Principal Executive	August 18, 2011
Adam S. Patti		Officer

		Chief Compliance Officer,	August 18, 2011
/s/ David Fogel		Treasurer and Executive
David Fogel		Vice President

	*By:	/s/ Gregory D. Bassuk
Gregory D. Bassuk,
Attorney in fact